Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	December 31
	2025	2024
	U.S. dollars in thousands
Cost:
Raw materials	204	212
Work-in-progress	135	103
Finished goods	609	986
Provision for inventory write-off	(170)	(75)
	778	1,226